Responsibilities and Commitments - Summary of Other Provisions, Contingent Liabilities and Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
Maximum financial guarantees	$ 29.2	$ 35.9
Maximum residual value guarantees	154.1	204.3
Mutually exclusive exposure	(2.3)	(12.5)
Provisions and liabilities recorded	(90.6)	(140.3)
Off-balance sheet exposure	90.4	87.4
Estimated proceeds from financial guarantees and underlying assets	$ 67.1	$ 86.9